FINANCIAL LEASE RECEIVABLES	12 Months Ended
Mar. 31, 2021
FINANCIAL LEASE RECEIVABLES
FINANCIAL LEASE RECEIVABLES

9. FINANCIAL LEASE RECEIVABLES

Financial lease receivables include dealer inventory financing receivables and receivables generated from finance lease arrangements entered into with consumers.

The following table presents financial lease receivables as of March 31, 2020 and 2021, respectively.

	March 31,	March 31,
	2020	2021
	RMB	RMB
Financial lease receivables due from car dealers	27,870	19,864
Less: provision for credit losses	(20,318)	(19,864)
	7,552	—

Financial lease receivables due from consumers	14,428	7,157
Less: provision for credit losses	(6,932)	(7,157)
	7,496	—

Financial lease receivables, net	15,048	—

The following present the aging of past-due financial lease receivables as of March 31, 2020:

	1-90 days	Above 90 days	Total past due	Current	Total
	RMB	RMB	RMB	RMB	RMB
Financial lease receivables due from car dealers	4,750	16,400	21,150	6,720	27,870
Financial lease receivables due from consumers	—	14,428	14,428	—	14,428
	4,750	30,828	35,578	6,720	42,298

The following presents the aging of past-due financial lease receivables as of March 31, 2021:

	1- 90 days	Above 90 days	Total past due	Current	Total
	RMB	RMB	RMB	RMB	RMB
Financial lease receivables due from car dealers	—	19,864	19,864	—	19,864
Financial lease receivables due from consumers	—	7,157	7,157	—	7,157
	—	27,021	27,021	—	27,021

9. FINANCIAL LEASE RECEIVABLES (CONTINUED)

The credit quality analysis of financial lease receivables as of March 31, 2021 was as follows:

	Amortized cost basis by origination year
	December 31,			March 31,	March 31,
	Before
	2017	2018	2019	2020	2021	Total
	RMB	RMB	RMB	RMB	RMB	RMB
Current	—	—	—	—	—	—
Past due
1-90 days past due	—	—	—	—	—	—
Greater than 90 days past due	6,905	10,312	5,583	4,119	102	27,021
	6,905	10,312	5,583	4,119	102	27,021

The movement of allowance for the for the years ended December 31, 2018 and 2019, the three months ended March 31, 2020, and the fiscal year ended March 31, 2021 was as follows:

			For the three months	For the fiscal
	For the year ended December 31,		ended March 31,	year ended March 31,
	2018	2019	2020	2021
	RMB	RMB	RMB	RMB

Beginning balance of the period	(4,225)	(6,890)	(23,157)	(27,250)
Changes on initial application of ASU 2016-13	—	—	(839)	—
Provision for credit losses	(2,665)	(16,267)	(3,254)	(6,538)
Write-off	—	—	—	6,767
Ending balance of the period	(6,890)	(23,157)	(27,250)	(27,021)

The following lists the components of the net investment in financial lease receivables due from car dealers and consumers as of March 31, 2020 and 2021.

	March 31,	March 31,
	2020	2021
	RMB	RMB

Total minimum lease payments to be received	42,640	27,021
Less: allowance for uncollectibles	(27,250)	(27,021)
Net minimum lease payments receivable	15,390	—
Less: unearned income	(342)	—
Net investment	15,048	—